Eclipse Funds
51 Madison Avenue
New York, NY 10010

December 22, 2009

VIA EDGAR

Filing Desk
Securities and Exchange Commission
Office of Filings and Information Services
Branch of Registrations and Examinations
Mail Stop 0-25
100 F Street, NE
Washington, DC 20549

Re:	Eclipse Funds
File Nos. 33-08865 and 811-04847

Dear Sir or Madam:

Electronically transmitted via EDGAR pursuant to Rule 485(a) under the Securities Act of 1933, as amended (“1933 Act”), is Post-Effective Amendment No. 42 to the registration statement on Form N-1A of Eclipse Funds (the “Trust”) under the 1933 Act and Amendment No. 41 to the Trust’s registration statement on Form N-1A under the Investment Company Act of 1940, as amended (the “Amendment”).  The Amendment is being made for the purposes of: (i) making certain changes to the investment programs of certain series of the Trust; (ii) making other changes to the Prospectuses and Statement of Additional Information of the series of the Trust; and (iii) implementing the Trust’s compliance with the disclosure requirements adopted by the Securities and Exchange Commission in Investment Company Act Release No. 28584 (Jan. 13, 2009).

No fee is required in connection with this filing.  Please contact the undersigned at (973) 394-4505 if you have any questions regarding this filing.

Very truly yours,

/s/ Thomas C. Humbert, Jr.